Supplement to the Current Statement of Additional Information

MFS(R) Institutional Trust
MFS Institutional International Equity Fund
MFS Institutional Large Cap Value Fund

Effective immediately, the sub-section entitled "Securities Issued by Regular Broker/Dealers" in Appendix J entitled "Portfolio Transactions and Brokerage Commissions" is restated in its entirety as follows:

Securities Issued By Regular Broker/Dealers

During the fiscal year ended June 30, 2009, each Fund purchased securities issued by the following regular broker/dealers of each Fund, and the following table sets forth the value of each Fund's aggregate holdings of the securities of each such issuer as of June 30, 2009:

--------------------------------------- ------------------ ---------------------
Fund                                    Broker/Dealer      Value of Securities
--------------------------------------- ------------------ ---------------------
--------------------------------------- ------------------ ---------------------
MFS Institutional International         HSBC                    $9,787,864
Equity Fund
--------------------------------------- ------------------ ---------------------
--------------------------------------- ------------------ ---------------------
MFS Institutional Large Cap Value Fund  Goldman Sachs           $1,269,458
                                        JP Morgan Chase         $1,154,965
                                        Merrill Lynch               $0
--------------------------------------- ------------------ ---------------------

                The date of this supplement is December 8, 2009.